License and Asset Purchase Agreements - Additional Information (Detail) (USD $)	0 Months Ended	4 Months Ended
	Dec. 18, 2014	Dec. 31, 2014	Dec. 23, 2014
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Convertible notes payable, related party, non current		$ 493,418
Janssen License Agreement | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceed from license agreement	1,000,000
University of San Francisco License Agreement | Maximum
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received		81,675,000
University of San Francisco License Agreement | Maximum | Development activities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received		1,175,000
University of San Francisco License Agreement | Maximum | Regulatory
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received		30,500,000
University of San Francisco License Agreement | Maximum | Product Sales
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received		50,000,000
University of San Francisco License Agreement | Up-front Payment Arrangement
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Proceed from license agreement		1,075,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received			9,650,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC | Convertible Debt Securities [Member]
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Convertible notes payable, related party, non current			500,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC | Development activities
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received			1,150,000
Asset Purchase Agreement [Member] | Araxes Pharma LLC | Regulatory
Collaborative Arrangements and Non-collaborative Arrangement Transactions [Line Items]
Milestone payment to be received			$ 8,500,000